Inventories, Net	12 Months Ended
Dec. 31, 2023
Inventories, Net [Abstract]
Inventories, net
3.	Inventories, net

Inventories, net consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Raw materials	69,914,306	56,952,428
Work in process	158,693,203	130,609,171
Finished goods	81,807,783	90,377,688
Less: write-down of inventories	(208,213,546)	(265,064,301)
Inventories, net	102,201,746	12,874,986